Short-Term Debt	12 Months Ended
May 25, 2014
Short-term Debt [Abstract]
Short-Term Debt
SHORT-TERM DEBT
As of May 25, 2014, amounts outstanding as short-term debt, which consist of unsecured commercial paper borrowings, bearing an interest rate of 0.80 percent, were $207.6 million. As of May 26, 2013, amounts outstanding as short-term debt, which consist of unsecured commercial paper borrowings, bearing an interest rate of 0.20 percent, were $164.5 million.